Property and Equipment, Net (Details) - Schedule of property and equipment - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (968,216)	$ (744,265)
Property, plant and equipment, net	2,002,108	1,315,326
Building [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	864,843	790,605
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	944,040	618,323
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	26,637	51,526
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	190,704	25,200
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 944,100	$ 573,937